Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2018
Registrant Name	dei_EntityRegistrantName	Cohen & Steers MLP & Energy Opportunity Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001580956
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 29, 2019
Document Effective Date	dei_DocumentEffectiveDate	Mar. 29, 2019
Prospectus Date	rr_ProspectusDate	Apr. 01, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A